Stockholders’ Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Equity (Deficit) [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 7 — STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company is authorized to issue 2,000,000 shares of preferred stock with a par value of $0.0001 per share. As of September 30, 2025 and December 31, 2024, there were no shares of preferred stock issued or outstanding.

Common Stock

The Company is authorized to issue 300,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of September 30, 2025 and December 31, 2024, respectively, there were 2,874,326 and 2,633,956 shares of common stock issued and outstanding, respectively.

Equity Financing

On March 13, 2024, Solidion entered into a private placement transaction (the “March Private Placement”), pursuant to a Securities Purchase Agreement (the “March Subscription Agreement”) with certain institutional investors (the “Purchasers”) for aggregate gross proceeds of $3,850,000. The issuance costs associated with the March Private Placement, including fees to the placement agent and other expenses, totaled $522,867, of which $262,064 was allocated to the issuance of March Private Placement common stock and $260,803 was allocated to the issuance of series A and B warrants. The March Private Placement closed on March 15, 2024.

As part of the March Private Placement, the Company issued an aggregate of 102,667 units and pre-funded units (collectively, the “Units”) at a purchase price of $37.50 per unit (less $0.0001 per pre-funded unit). Each Unit consists of (i) one share of Solidion Common Stock, (ii) two Series A warrants (“Series A Warrants”) each to purchase one share of Common Stock, and (iii) one Series B warrant (“Series B Warrants”) to purchase such number of shares of Common Stock as determined on the reset date, and in accordance with the terms therein.

On August 30, 2024, the Company entered into a private placement transaction (the “August Private Placement”), pursuant to a Securities Purchase Agreement (the “August Subscription Agreement”) with certain institutional investors (the “Purchasers”) for aggregate gross proceeds of $4,000,000. The issuance costs associated with the August Private Placement, including fees to the placement agent and other expenses, totaled $380,001, of which $157,435 was allocated to the issuance of August Private Placement common stock and $222,566 was allocated to the issuance of Series C and D warrants. The August Private Placement closed on September 5, 2024. The Company used the net proceeds from the August Private Placement for working capital and general corporate purposes.

As part of the August Private Placement, the Company issued an aggregate of 244,349 units and pre-funded units (collectively, the “Units”) at a purchase price of $16.37 per unit. Each Unit consists of (i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) (or one pre-funded warrant to purchase one share of Common Stock (the “Private Placement Pre-Funded Warrant”)), (ii) two Series C warrants each to purchase one share of Common Stock (the “Series C Warrant”) and (iii) one Series D warrant to purchase such number of shares of Common Stock as determined on the Reset Date (as defined below), and in accordance with the terms therein (the “Series D Warrant” and together with the Private Placement Pre-Funded Warrant and the Series C Warrant, the “Warrants”).

The Company accounts for the outstanding PIPE Warrants as liability-classified instruments because certain settlement adjustments prevent them from meeting the fixed-for-fixed equity classification criteria under ASC 815-40. The Company utilizes a Monte Carlo simulation model to determine the fair value of the PIPE Warrants. The resulting fair value is recorded as a Derivative liability on the condensed consolidated and combined balance sheets, and records changes in the fair value of the PIPE Warrants as a non-cash other income (expense) within Change in fair value of derivatives account on the Company’s condensed consolidated and combined statements of operations.

NOTE 8 — STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company is authorized to issue 2,000,000 shares of preferred stock with a par value of $0.0001 per share. As of December 31, 2024 and 2023, there were no shares of preferred stock issued or outstanding.

Common Stock

The Company is authorized to issue 300,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of December 31, 2024 and 2023, respectively, there were 2,633,956 and 1,396,000 (adjusted for reverse recapitalization) shares of common stock issued and outstanding, respectively.

Equity Financing

On March 13, 2024, Solidion entered into a private placement transaction (the “March Private Placement”), pursuant to a Securities Purchase Agreement (the “March Subscription Agreement”) with certain institutional investors (the “Purchasers”) for aggregate gross proceeds of $3,850,000. The issuance costs associated with the March Private Placement, including fees to the placement agent and other expenses, totaled $522,867, of which $262,064 was allocated to the issuance of March Private Placement common stock and $260,803 was allocated to the issuance of series A and B warrants. The March Private Placement closed on March 15, 2024.

As part of the March Private Placement, the Company issued an aggregate of 102,667 units and pre-funded units (collectively, the “Units”) at a purchase price of $37.50 per unit (less $0.0001 per pre-funded unit). Each Unit consists of (i) one share of Solidion Common Stock, (ii) two Series A warrants (“Series A Warrants”) each to purchase one share of Common Stock, and (iii) one Series B warrant (“Series B Warrants”) to purchase such number of shares of Common Stock as determined on the reset date, and in accordance with the terms therein.

On August 30, 2024, the Company entered into a private placement transaction (the “August Private Placement”), pursuant to a Securities Purchase Agreement (the “August Subscription Agreement”) with certain institutional investors (the “Purchasers”) for aggregate gross proceeds of $4,000,000. The issuance costs associated with the August Private Placement, including fees to the placement agent and other expenses, totaled $380,001, of which $157,435 was allocated to the issuance of August Private Placement common stock and $222,566 was allocated to the issuance of Series C and D warrants. The August Private Placement closed on September 5, 2024. The Company used the net proceeds from the August Private Placement for working capital and general corporate purposes.

As part of the August Private Placement, the Company issued an aggregate of 244,349 units and pre-funded units (collectively, the “Units”) at a purchase price of $16.3700 per unit. Each Unit consists of (i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) (or one pre-funded warrant to purchase one share of Common Stock (the “Private Placement Pre-Funded Warrant”)), (ii) two Series C warrants each to purchase one share of Common Stock (the “Series C Warrant”) and (iii) one Series D warrant to purchase such number of shares of Common Stock as determined on the Reset Date (as defined below), and in accordance with the terms therein (the “Series D Warrant” and together with the Private Placement Pre-Funded Warrant and the Series C Warrant, the “Warrants”).

The Company accounts for the outstanding PIPE Warrants as liability-classified instruments because certain settlement adjustments prevent them from meeting the fixed-for-fixed equity classification criteria under ASC 815-40. The Company utilizes a Monte Carlo simulation model to determine the fair value of the PIPE Warrants. The resulting fair value is recorded as a Derivative liability on the combined and consolidated balance sheets, and records changes in the fair value of the PIPE Warrants as a non-cash other income (expense) within Change in fair value of derivatives account on the Company’s consolidated and combined statements of operations.